Income Taxes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Income Taxes [Abstract]
U.S. federal income tax rate		4.00%
Income tax expenses	$ 0	$ 39,199